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                               FIFTH THIRD FUNDS

                         Supplement dated May 1, 2002
             to the Money Market Institutional Shares Prospectus,
      the Institutional Money Market Institutional Shares Prospectus, and
           the Institutional Money Market Service Shares Prospectus,
                         each dated October 29, 2001.

This Supplement provides updated information regarding the independent auditor for the Fifth Third Funds. Please keep this Supplement and read it together with the applicable Prospectuses.

Effective May 1, 2002, PricewaterhouseCoopers, LLP has been appointed as Fifth Third Funds' independent auditor.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

1                                                           ALLPRO2SUP05/02